UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 9/30/2003

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Coast Asset Management
Address: 2450 Colorado Ave
         Suite 100 East Tower
         Santa Monica, CA  90404

13F File Number:  28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Christopher D. Petit
Title:     Executive Vice President
Phone:     (310) 576-3530

Signature, Place, and Date of Signing:

     /s/ Christopher D. Petit     Santa Monica, CA     November 13, 2003


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     38

Form13F Information Table Value Total:     $1,455,006 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMAZON COM INC                 NOTE  4.750% 2/0 023135AF3     7729     8000 PRN      SOLE                     8000        0        0
AMGEN INC                      NOTE         3/0 031162AE0    17268    22500 PRN      SOLE                    22500        0        0
ARROW ELECTRS INC              DBCV         2/2 042735AY6      500     1000 PRN      SOLE                     1000        0        0
AVAYA INC                      NOTE        10/3 053499AA7     1116     2000 PRN      SOLE                     2000        0        0
BEST BUY INC                   SDCV  2.250% 1/1 086516AF8     6266     6000 PRN      SOLE                     6000        0        0
BJ SVCS CO                     NOTE  0.500% 4/2 055482AF0      408      500 PRN      SOLE                      500        0        0
BRINKER INTL INC               DBCV        10/1 109641AC4     4423     6500 PRN      SOLE                     6500        0        0
CARNIVAL CORP                  DBCV  1.132% 4/2 143658AV4     3965     6100 PRN      SOLE                     6100        0        0
CBRL GROUP INC                 NOTE         4/0 12489VAB2    10806    22500 PRN      SOLE                    22500        0        0
COUNTRYWIDE FINANCIAL CORP     NOTE         2/0 222372AE4    27121    27700 PRN      SOLE                    25200        0        0
CYMER INC                      COM              232572107     1460    35500 SH       SOLE                    35500        0        0
DIAMOND OFFSHORE DRILLING IN   DBCV  1.500% 4/1 25271CAE2      453      500 PRN      SOLE                      500        0        0
FOOTSTAR INC                   COM              344912100    83148    12300 SH       SOLE                    12300        0        0
GAP INC DEL                    NOTE  5.750% 3/1 364760AJ7    12604    10000 PRN      SOLE                    10000        0        0
GENERAL MTRS CORP              DEB SR CONV B    370442733     8527   371100 SH       SOLE                   371100        0        0
HCC INS HLDGS INC              NOTE  1.300% 4/0 404132AB8     1000     1000 PRN      SOLE                     1000        0        0
KMART HLDG CORPORATION         COM              498780105   997200    40000 SH       SOLE                    40000        0        0
LEGG MASON INC                 NOTE         6/0 524901AG0     6014    10000 PRN      SOLE                    10000        0        0
LENNAR CORP                    NOTE         4/0 526057AF1    17735    30000 PRN      SOLE                    30000        0        0
MANPOWER INC                   DBCV         8/1 56418HAC4      628     1000 PRN      SOLE                     1000        0        0
MASCO CORP                     NOTE         7/2 574599AW6     6620    15000 PRN      SOLE                    15000        0        0
MEDICIS PHARMACEUTICAL CORP    NOTE  2.500% 6/0 58470KAA2     5922     5000 PRN      SOLE                     5000        0        0
MEDTRONIC INC                  DBCV  1.250% 9/1 585055AB2     6172     6000 PRN      SOLE                     6000        0        0
MICRON TECHNOLOGY INC          NOTE  2.500% 2/0 595112AG8    10709     8000 PRN      SOLE                     8000        0        0
NAVISTAR INTL CORP NEW         NOTE  2.500%12/1 63934EAG3     9446     7250 PRN      SOLE                     7250        0        0
OMNICOM GROUP INC              NOTE         2/0 681919AK2    12469    12500 PRN      SOLE                    12500        0        0
PEP BOYS MANNY MOE & JACK      NOTE  4.250% 6/0 713278AP4     2929     3000 PRN      SOLE                     3000        0        0
PROVIDIAN FINL CORP            NOTE  4.000% 5/1 74406AAC6     7709     6500 PRN      SOLE                     6500        0        0
SANDISK CORP                   NOTE  4.500%11/1 80004CAB7    28114     8000 PRN      SOLE                     8000        0        0
SEPRACOR INC                   NOTE  5.750%11/1 817315AQ7     2850     3000 PRN      SOLE                     3000        0        0
SEPRACOR INC                   PUT              817315954       27      600 SH  PUT  SOLE                      600        0        0
SOLECTRON CORP                 NOTE        11/2 834182AL1     6855    12000 PRN      SOLE                    12000        0        0
SPX CORP                       NOTE         2/0 784635AD6     2557     4000 PRN      SOLE                     4000        0        0
SUPERVALU INC                  NOTE        11/0 868536AP8      933     3000 PRN      SOLE                     3000        0        0
SYMANTEC CORP                  PUT              871503958        2      100 SH  PUT  SOLE                      100        0        0
TENET HEALTHCARE CORP          COM              88033G100   130320     9000 SH       SOLE                     9000        0        0
TJX COS INC NEW                NOTE         2/1 872540AL3    11492    14700 PRN      SOLE                    14700        0        0
VERIZON GLOBAL FDG CORP        NOTE         5/1 92344GAN6     1509     2500 PRN      SOLE                     2500        0        0